STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE J — STOCKHOLDERS’ EQUITY

On March 14, 2024 in connection with the Closing, the issuance of 7,885,220 shares of Common Stock to DHC stockholders as consideration for the Merger is reflected on the unaudited condensed consolidated statements of stockholders’ equity (deficit) for the three months ended March 31, 2024. Further, upon completion of the Merger, the Company’s Certificate of Incorporation and Bylaws were adopted, authorizing the issuance of 750,000,000 shares of Common Stock, par value of $0.0001 per share and 10,000,000 shares of Preferred Stock, par value of $0.0001 per share.

In March 2024, concurrent with the Merger, the Company sold 550,000 shares of Common Stock to AFG for gross proceeds of $5,500,000.

In August 2023, the Company entered into an Exclusive Reseller Agreement (“Reseller Agreement”) with AFG whereby AFG agreed to operate as the exclusive channel partner and reseller of the Company’s software as a service in the motor vehicle marketing and manufacturing industry for a term of five years. The Company issued to AFG 1,750,000 shares of Common Stock with an aggregate fair value of $13,475,000 based on the closing stock price on the date of the Merger which is recorded within other assets on the unaudited condensed consolidated balance sheet. This amount will be accounted for as a reduction in transaction price as the Company transfers goods and services to AFG over the term of the Reseller Agreement. Additionally, the Company issued a non-transferable warrant (“Reseller Warrant”) that entitles AFG to purchase up to 3,750,000 shares Common Stock at an exercise price of $10.00 and a fair value of $2.52 per warrant.

The Reseller Warrant is divided into eleven tranches and each warrant tranche will become exercisable for a three-year period if the amount actually paid by AFG during an annual period meets or exceeds the corresponding threshold. As of March 31, 2024, none of the warrant tranches are exercisable as the vesting condition is not yet probable. When the vesting condition becomes probable, the fair value of the warrant tranche will be accounted for as a reduction in transaction price as the Company transfers goods and services to AFG during the annual period.

Common Stock Warrants

In connection with the Business Combination, the Company assumed 10,314,952 Public Warrants and 6,126,010 Private Placement Warrants which are all outstanding as of March 31, 2024. Each whole Public Warrant and Private Placement Warrant entitles the holder to purchase one share of the Company’s Common Stock at an exercise price of $11.50 per share. The Public Warrants and Private Placement Warrants may be exercised beginning on April 13, 2024 and expire on April 14, 2029.

The Private Placement Warrants are identical to the Public Warrants, except that (x) the Private Placement Warrants and the Common Stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable as described above so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Equity Compensation Plans

2021 Incentive Stock Option Plan

In May 2021, the Company adopted the 2021 Incentive Stock Option Plan (“2021 Option Plan”) that provides for the grant of the following types of stock awards: (i) incentive stock Options, (ii) non-statutory stock options, (iii) stock appreciation rights, (iv) restricted stock awards, (v) restricted stock unit awards, and (vi) other stock awards. The 2021 Option Plan was administered by the Board of Directors. In connection with the Closing, all outstanding awards were assumed by BEN pursuant to the terms of the Business Combination Agreement and the Board of Directors declared that there will be no further issuances under the 2021 Option Plan.

2024 Long-Term Incentive Plan

In connection with the Closing, the 2024 Long-Term Incentive Plan (the “2024 Plan”) became effective. The 2024 Plan provides for the grant of the following types of stock awards: (i) incentive stock options, (ii) nonqualified stock options, (iii) stock appreciation rights, (iv) restricted stock, (v) restricted stock units, (vi) performance awards, (vii) dividend equivalent rights, (viii) performance awards, (ix) performance goals, (x) tandem awards, (xi) prior plan awards, and (xii) other awards. The 2024 Plan is administered by the Board of Directors. The 2024 Plan awards are available to employees, officers and contractors. The option grants authorized for issuance under the 2024 Plan may total up to 2,942,245 shares of Common Stock. As of March 31, 2024, 2,942,245 shares remained available for grant under the 2024 Plan.

NOTE J - STOCKHOLDERS’ EQUITY

As of and for the years ended December 31, 2023 and 2022, the Company had authorized 10,000,000 shares $0.0001 par value preferred stock, none of which to date have been designated nor any issued.

As of and for the years ended December 31, 2023 and 2022, the Company had authorized 100,000,000 shares $0.0001 par value common stock, which as of December 31, 2023 and 2022 the Company had 23,270,404 and 17,057,085 shares of common stock outstanding, respectively.

Amendment to Articles of Incorporation

In March 2023, the Company amended its Articles of Incorporation. Prior to this amendment, the Company had two classes of common shares outstanding. The Class A shares of common stock and the Class B shares of common stock. The only difference to the shares was that the Class A shares had the right to vote on all matters while the Class B shares could only vote on those matters required under the laws of the State of Wyoming. The March 2023 amendment to its Articles of Incorporation removed the two classes and combined all shares of common stock as one class. The Company treated this change as if it occurred at the inception of the Company and all amounts and shares included herein these financial statements are shown only as one class of common stock.

2023 Activity

During the year ended December 31, 2023, the Company issued 4,325,043 shares in connection with the DM Lab transaction (see Note C) and sold 616,666 shares of common stock at $8.11 per share for an aggregate purchase price of $5,000,000 as working capital financing.

During the year ended December 31, 2023, the Company also issued compensatory options and warrants to acquire a total of 2,239,129 shares and 810,300 shares of its common stock, respectively (see Note K).

Additionally, the Company received proceeds of $75,000 from the exercise of options and warrants to acquire 202,575 shares of common stock, of which $40,000 were from the settlement of outstanding accounts payable to the warrant holder. The Company was able to satisfy $432,963 of accounts payable and loans payable through the issuance of 238,488 shares of common stock. The Company also issued 830,547 shares of common stock upon the conversion of convertible notes (Note I).

2022 Activity

In the year ended December 31, 2022, the Company received proceeds of $35,000 from the exercise of options and warrants to acquire 94,535 shares of common stock of the Company.

In the year ended December 31, 2022, the Company was able to satisfy $586,000 of accounts payable through the issuance of 656,613 shares of common stock. The Company recorded a gain on extinguishment of $548,563, which is included in other income on the consolidated statement of operations.

In the year ended December 31, 2022, a previously issued warrant to acquire 270,100 shares of common stock was exercised with the exercise price paid in services rendered to the Company for $100,000 (see note below).

Equity Compensation Plans

In May 2021, the Company adopted the 2021 Incentive Stock Option Plan (“Option Plan”) that entails provides for the grant of the following types of Stock Awards: (i) Incentive Stock Options, (ii) Non-statutory Stock Options, (iii) Stock Appreciation Rights, (iv) Restricted Stock Awards, (v) Restricted Stock Unit Awards and (vi) Other Stock Awards. The Option Plan is administered by the Board of Directors. The Board may designate such authority to a committee of its discretion. The Option Plan awards are available to all employees, members of the board of directors and consultants. The Option grants authorized for issuance under the Plan may total exercise into 10,000,000 shares of Common Stock. In the event of a termination or cancellation of an unused option grant, those shares revert to the Option Plan.